Concentration Risk (Details) - Schedule of group’s total revenue	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Customer A [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage		[1]		[1]	26.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage	11.00%		15.00%			[1]
Customer C [Member]
Revenue, Major Customer [Line Items]
Total revenue percentage	15.00%			[1]		[1]

[1]	represent percentage less than 10%